Subsequent events (Details) - EUR (€) € in Thousands		12 Months Ended
	Mar. 03, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsequent events
Proceeds from borrowings		€ 900	€ 219,923
Draw down from borrowings | EIB 2.0 facility
Subsequent events
Proceeds from borrowings	€ 43,961